SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment results
Number of reportable segments									3
Total revenues	$ 17,419	$ 12,719	$ 16,680	$ 17,439	$ 21,203	$ 19,456	$ 18,318	$ 18,560	$ 64,257	$ 77,537	$ 75,447
Other-than-temporary impairment charges									1,280	3,039	6,696
Net (gain) loss on sale of properties and divested businesses	(2)	2	2	72	(19,430)	(4)	(205)	73	74	(19,566)	1,271
Interest expense									3,871	7,981	14,358
Depreciation and amortization									7,372	8,012	9,212
Pre-tax income (loss) from continuing operations	2,885	(4,270)	1,794	(1,310)	16,568	179	1,235	1,684	(901)	19,666	(14,442)
Capital expenditures									1,568	1,156	3,705
Year-end identifiable assets	552,360				675,573				552,360	675,573	838,346
Claims and claims adjustment expenses incurred									37,895	45,874	50,015
Amortization of prepaid commitment asset					(705)	(762)	(76)	(162)
Chartis
Segment results
Number of operating segments		2
Total revenues									40,722	37,207	35,023
Other-than-temporary impairment charges									274	577	903
Net (gain) loss on sale of properties and divested businesses										(669)
Interest expense									7	1
Depreciation and amortization									4,700	4,422	4,694
Number of operating segments prior to reorganization									2
Pre-tax income (loss) from continuing operations									1,820	(93)	35
Capital expenditures									234	213	191
Year-end identifiable assets	176,894				169,635				176,894	169,635	151,685
Claims and claims adjustment expenses incurred									27,949	27,867	25,362
Commercial Insurance
Segment results
Total revenues									25,113	24,500	26,633
Pre-tax income (loss) from continuing operations									914	297	2,531
Claims and claims adjustment expenses incurred									18,850	18,942	18,851
Underwriting expenses									5,349	5,261	5,251
Consumer Insurance
Segment results
Total revenues									14,109	11,580	9,762
Pre-tax income (loss) from continuing operations									(44)	185	152
Claims and claims adjustment expenses incurred									8,900	6,745	5,384
Underwriting expenses									5,253	4,650	4,226
Other
Segment results
Total revenues									1,500	1,127	(1,372)
Net (gain) loss on sale of properties and divested businesses										(669)
Pre-tax income (loss) from continuing operations									950	(575)	(2,648)
Claims and claims adjustment expenses incurred									199	2,180	1,127
Underwriting expenses									268	191	149
Total Chartis Operating Segments
Segment results
Total revenues									40,722	37,207	35,023
Net (gain) loss on sale of properties and divested businesses										(669)
Pre-tax income (loss) from continuing operations									1,820	(93)	35
Claims and claims adjustment expenses incurred									27,949	27,867	25,362
Underwriting expenses									10,870	10,102	9,626
SunAmerica Financial Group
Segment results
Number of operating segments									2
Total revenues									15,315	14,747	11,366
Other-than-temporary impairment charges									977	1,958	3,821
Depreciation and amortization									691	622	784
Pre-tax income (loss) from continuing operations									2,956	2,701	(1,121)
Capital expenditures									75	57	52
Year-end identifiable assets	267,500				258,659				267,500	258,659	243,042
Claims and claims adjustment expenses incurred									9,110	8,749	9,097
SunAmerica Financial Group | Insurance-oriented products
Segment results
Total revenues									5,813	5,992	5,349
SunAmerica Financial Group | Retirement savings products
Segment results
Total revenues									8,475	8,485	5,604
SunAmerica Financial Group | Asset management revenues
Segment results
Total revenues									1,027	270	413
Total SunAmerica Operating Segments
Segment results
Total revenues									15,315	14,747	11,366
Depreciation and amortization									691	622	784
Pre-tax income (loss) from continuing operations									2,956	2,701	(1,121)
Capital expenditures									75	57	52
Year-end identifiable assets	286,997				279,047				286,997	279,047	263,471
Total SunAmerica Operating Segments | Insurance-oriented products
Segment results
Total revenues									5,813	5,992	5,349
Total SunAmerica Operating Segments | Retirement savings products
Segment results
Total revenues									8,475	8,485	5,604
Total SunAmerica Operating Segments | Asset management revenues
Segment results
Total revenues									1,027	270	413
Domestic Life Insurance
Segment results
Total revenues									8,282	8,334	7,359
Depreciation and amortization									301	433	361
Pre-tax income (loss) from continuing operations									1,387	1,441	616
Capital expenditures									42	28	17
Year-end identifiable assets	109,620				104,404				109,620	104,404	99,257
Domestic Life Insurance | Insurance-oriented products
Segment results
Total revenues									5,813	5,992	5,349
Domestic Life Insurance | Retirement savings products
Segment results
Total revenues									2,469	2,335	1,993
Domestic Life Insurance | Asset management revenues
Segment results
Total revenues										7	17
Domestic Retirement Services
Segment results
Total revenues									7,033	6,413	4,007
Depreciation and amortization									390	189	423
Pre-tax income (loss) from continuing operations									1,569	1,260	(1,737)
Capital expenditures									33	29	35
Year-end identifiable assets	177,377				174,643				177,377	174,643	164,214
Domestic Retirement Services | Retirement savings products
Segment results
Total revenues									6,006	6,150	3,611
Domestic Retirement Services | Asset management revenues
Segment results
Total revenues									1,027	263	396
SunAmerica, consolidation and eliminations
Segment results
Year-end identifiable assets	(19,497)				(20,388)				(19,497)	(20,388)	(20,429)
Aircraft Leasing
Segment results
Total revenues									4,457	4,718	4,992
Interest expense									1,427	1,397	1,222
Depreciation and amortization									1,948	2,035	2,022
Pre-tax income (loss) from continuing operations									(1,005)	(729)	1,385
Capital expenditures									604	266	2,587
Year-end identifiable assets	39,038				43,158				39,038	43,158	45,992
Other Operations
Segment results
Total revenues									4,079	21,405	25,264
Other-than-temporary impairment charges									29	504	1,972
Net (gain) loss on sale of properties and divested businesses									74	(18,897)	1,271
Interest expense									2,490	6,881	13,305
Depreciation and amortization									33	933	1,712
Pre-tax income (loss) from continuing operations									(4,703)	17,611	(14,257)
Capital expenditures									655	620	875
Year-end identifiable assets	185,989				312,697				185,989	312,697	489,631
Claims and claims adjustment expenses incurred									2	39	43
Amortization of prepaid commitment asset										3,500	8,400
Mortgage Guaranty
Segment results
Total revenues									944	1,168	1,183
Depreciation and amortization									44	43	72
Pre-tax income (loss) from continuing operations									(77)	397	(1,686)
Capital expenditures									37	10	5
Year-end identifiable assets	5,393				6,056				5,393	6,056	7,766
Global Capital Markets
Segment results
Total revenues									266	532	1,109
Interest expense										3	3
Depreciation and amortization										4	13
Pre-tax income (loss) from continuing operations									(7)	193	603
Year-end identifiable assets	12,619				31,038				12,619	31,038	34,047
Direct Investment Book
Segment results
Total revenues									1,004	1,499	1,950
Interest expense									367	382	425
Depreciation and amortization									(218)	(317)	(162)
Pre-tax income (loss) from continuing operations									622	1,242	1,506
Year-end identifiable assets	31,162				29,291				31,162	29,291	31,948
Retained Interests
Segment results
Total revenues									486	1,819	419
Pre-tax income (loss) from continuing operations									486	1,819	419
Year-end identifiable assets	15,086				23,939				15,086	23,939	4,519
Corporate and Other
Segment results
Total revenues									1,415	2,631	3,058
Net (gain) loss on sale of properties and divested businesses									74	(18,897)	1,271
Interest expense									2,143	6,551	13,267
Depreciation and amortization									207	342	615
Pre-tax income (loss) from continuing operations									(5,727)	11,436	(16,831)
Capital expenditures									618	503	652
Year-end identifiable assets	98,999				91,155				98,999	91,155	84,657
Divested Businesses
Segment results
Total revenues										13,811	18,481
Interest expense										4	19
Depreciation and amortization										861	1,174
Pre-tax income (loss) from continuing operations										2,435	2,093
Capital expenditures										107	218
Year-end identifiable assets					107,578					107,578	326,755
Other Operations, consolidation and eliminations
Segment results
Total revenues									(36)	(55)	(936)
Interest expense									(20)	(59)	(409)
Pre-tax income (loss) from continuing operations										89	(361)
Year-end identifiable assets	22,730				23,640				22,730	23,640	(61)
Operating Segments
Segment results
Total revenues									64,573	78,077	76,645
Other-than-temporary impairment charges									1,280	3,039	6,696
Net (gain) loss on sale of properties and divested businesses									74	(19,566)	1,271
Interest expense									3,924	8,279	14,527
Depreciation and amortization									7,372	8,012	9,212
Pre-tax income (loss) from continuing operations									(932)	19,490	(13,958)
Capital expenditures									1,568	1,156	3,705
Year-end identifiable assets	669,421				784,149				669,421	784,149	930,350
Consolidation and Eliminations
Segment results
Total revenues									(316)	(540)	(1,198)
Interest expense									(53)	(298)	(169)
Pre-tax income (loss) from continuing operations									31	176	(484)
Year-end identifiable assets	$ (117,061)				$ (108,576)				$ (117,061)	$ (108,576)	$ (92,004)